[Letterhead]

April 12, 2016

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	CreditRiskMonitor.com, Inc. – Amended Preliminary Information Statement

Ladies and Gentlemen:

In response to your letter dated April 7, 2016 which commented on the above-referenced Preliminary Information Statement on Schedule 14(c), we have prepared and enclose herewith an amended Preliminary Information Statement containing your requested affirmative disclosure. A marked copy showing the changes from the prior version is also enclosed. We intend to file a Definitive Information Statement ten (10) calendar days from the date of this filing, or sooner with your approval, and expect to commence mailing to shareholders shortly thereafter.

In responding to your comments, we hereby acknowledge that:

•	The company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	The company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please let us know if you have any further comments.

Very truly yours,

/s/ William B Danner
William B Danner
President

Enclosure